ORGANIZATION - Customer (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) employee customer agreement	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Electricity sales
Member electric sales	$ 271,769	$ 267,539	$ 1,125,699	$ 1,101,471	$ 1,091,103
Number of employees | employee			1,561
Total Revenues | Customer Concentration | United Power, Inc.
Electricity sales
Number of members exceeding 10% of revenues | customer			1
Member electric sales			$ 147,100
Percentage of benchmark			11.00%
Member Revenues | Customer Concentration | United Power, Inc.
Electricity sales
Number of members exceeding 10% of revenues | customer			1
Member electric sales			$ 147,100
Percentage of benchmark			13.10%
Workforce Subject to Collective Bargaining Arrangements | Unionized Employees Concentration Risk
Electricity sales
Number of employees | employee			361
Workforce Subject to Collective Bargaining Arrangements Expiring within One Year | Unionized Employees Concentration Risk
Electricity sales
Number of collective bargaining agreements expiring within one year | agreement			0